Group information - (Details 2)			12 Months Ended
	Apr. 04, 2025	Aug. 20, 2021	Dec. 31, 2025	Dec. 31, 2024
Buy4 Sub LLC ("Buy4 LLC")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Cloud store card transactions
Proportion of ownership interest in subsidiary			100.00%	100.00%
TAG Tecnologia para o Sistema Financeiro S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial assets register
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Cartões
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Distribuidora de Títulos e Valores Mobiliários S.A. ("DTVM")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone SCFI
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Financial services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Franchising Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Franchising management
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta Serviços em Saúde Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Health services
Proportion of ownership interest in subsidiary			100.00%	100.00%
DLP Capital LLC ("DLP Cap")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
DLPPar Participações S.A. (“DLPPar”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
Equals Software S.A. ("Equals Software")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			0.00%	100.00%
Reclame Aqui Holding Ltd ("Reclame Aqui Group")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			50.00%	50.00%
STNE Investimentos S.A. ("STNE Invest")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
STNE Participações em Tecnologia S.A. ("STNE ParTec")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
STNE Participações S.A. ("STNE Par")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			0.00%	100.00%
Stone Seguros S.A. (“Stone Seguros”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			0.00%	100.00%
Stone Serviços Financeiros S.A. ("Stone Holding")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			100.00%	100.00%
VittaPar LLC (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Holding company
Proportion of ownership interest in subsidiary			0.00%	100.00%
Vitta Corretora de Seguros Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Insurance services
Proportion of ownership interest in subsidiary			100.00%	100.00%
MPB Capital LLC ("MPB")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment company
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIC FIM STONECO
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC ACR FAST
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC ACR I
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC SOMA III
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
FIDC TAPSO
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
STONE FIM CP [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Investment fund
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Logística Ltda. ("Stone Log")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Logistic services
Proportion of ownership interest in subsidiary			100.00%	100.00%
MNLT S.A. (“MNLT”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Pagar.me S.A. (“Pagar.me”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Instituição de Pagamento S.A. (“Stone IP”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Pay Meios de Pagamento Ltda. ("Stone Pay”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Merchant acquiring
Proportion of ownership interest in subsidiary			100.00%	100.00%
Buy4 Processamento de Pagamentos S.A. (“Buy4”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Processing card transactions
Proportion of ownership interest in subsidiary			100.00%	100.00%
APP Sistemas S.A. ("APP")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary	45.96%	19.70%	45.96%	0.00%
Prior stake			19.80%
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			75.60%	75.60%
Linx Enterprise Ltda. ("Linx Enterprise") [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			0.00%	100.00%
MLabs Software S.A. (“MLabs”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			51.49%	51.49%
Napse IT Peru S.R.L. (“Napse Group”) [Member]
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			0.00%	100.00%
O Mediador Tecnologia da Informação S/S Ltda. (“Reclame Aqui Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			0.00%	50.00%
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Reclame Aqui LLC
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Reclame Aqui Marcas e Serviços Ltda. (“Reclame Aqui Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
SimplesVet
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			0.00%	50.00%
STEF S.A
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			0.00%	100.00%
Stone Corporate e Holding S.A. (“Stone Corporate”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Stone Impulse Ltda. ("Stone Impulse")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Trinks Serviços de Internet S.A. (“Trinks”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			50.00%	50.00%
Linx Automotivo Ltda. ("Linx Auto")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Commerce Ltda. ("Linx Commerce")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx People Ltda. ("Linx People")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Saúde Ltda. ("Linx Saúde")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Sistemas e Consultoria Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Linx Software Participações em Tecnologia S.A. (“Linx Par”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	0.00%
Linx Telecomunicações Ltda.
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Napse S.R.L. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Napse Uruguay
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Sponte Educação Ltda. ("Sponte Educação")
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis Holding LLC. (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%
Synthesis US LLC (“Napse Group”)
Disclosure of detailed information about business combination [line items]
Description of nature of entity's operations and principal activities			Technology services
Proportion of ownership interest in subsidiary			100.00%	100.00%